Statements Of Changes In Shareholders' Equity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended																	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012 Parent Company	Dec. 31, 2011 Parent Company	Dec. 31, 2010 Parent Company	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock	Dec. 31, 2012 Common Stock Parent Company	Dec. 31, 2011 Common Stock Parent Company	Dec. 31, 2010 Common Stock Parent Company	Dec. 31, 2009 Common Stock Parent Company	Dec. 31, 2012 Additional Paid-in Capital	Dec. 31, 2011 Additional Paid-in Capital	Dec. 31, 2010 Additional Paid-in Capital	Dec. 31, 2012 Additional Paid-in Capital Parent Company	Dec. 31, 2011 Additional Paid-in Capital Parent Company	Dec. 31, 2010 Additional Paid-in Capital Parent Company	Dec. 31, 2012 Retained Earnings	Dec. 31, 2011 Retained Earnings	Dec. 31, 2010 Retained Earnings	Dec. 31, 2012 Retained Earnings Parent Company	Dec. 31, 2011 Retained Earnings Parent Company	Dec. 31, 2010 Retained Earnings Parent Company	Dec. 31, 2012 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2009 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2012 Accumulated Other Comprehensive Income (Loss) Parent Company	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss) Parent Company	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss) Parent Company	Dec. 31, 2009 Accumulated Other Comprehensive Income (Loss) Parent Company
Stockholders Equity [Line Items]
Beginning Balance	$ 322,206		$ 334,134		$ 326,410		$ 322,206	$ 334,134	$ 326,410	$ 448	$ 448	$ 448	$ 448	$ 448	$ 448	$ 448	$ 448	$ 287,055	$ 286,943	$ 285,264	$ 287,055	$ 286,943	$ 285,264	$ 34,711	$ 46,751	$ 40,706	$ 34,711	$ 46,751	$ 40,706	$ (8)	$ (8)	$ (8)	$ (8)	$ (8)	$ (8)	$ (8)	$ (8)
Beginning Balance (in shares)										44,803,735	44,803,735	44,803,735	44,803,735	44,803,735	44,803,735	44,803,735	44,803,735
Equity-settled share-based payment	547		112		95		547	112	95									547	112	95	547	112	95
Deemed contribution of services					1,584				1,584											1,584			1,584
Net income	66,921	[1]	505	[1]	15,006	[1]	66,921	505	15,006															66,921	505	15,006	66,921	505	15,006
Cash dividends ($0.60 per share in 2012, 0.28 per share in 2011, $0.20 per share in 2010)	(26,882)		(12,545)		(8,961)		(26,882)	(12,545)	(8,961)															(26,882)	(12,545)	(8,961)	(26,882)	(12,545)	(8,961)
Ending balance	$ 362,792		$ 322,206		$ 334,134		$ 362,792	$ 322,206	$ 334,134	$ 448	$ 448	$ 448	$ 448	$ 448	$ 448	$ 448	$ 448	$ 287,602	$ 287,055	$ 286,943	$ 287,602	$ 287,055	$ 286,943	$ 74,750	$ 34,711	$ 46,751	$ 74,750	$ 34,711	$ 46,751	$ (8)	$ (8)	$ (8)	$ (8)	$ (8)	$ (8)	$ (8)	$ (8)
Ending balance (in shares)										44,803,735	44,803,735	44,803,735	44,803,735	44,803,735	44,803,735	44,803,735	44,803,735

[1]	"Nam Tai" refers to Nam Tai Electronics, Inc.